RULE 24f-2 NOTICE

                                    For

                   Dean Witter Convertible Securities Trust
                          (File No. 811-4310)

Fiscal Year for Which Notice is filed                  09/30/95

Unsold balance at beginning of fiscal year
     of shares of beneficial interest previously       INAP
     registered under Securities Act of 1933

Number of shares registered during fiscal year

Number of shares sold during fiscal year                 2,692,941
 pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during                 $ 29,337,865
     fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed                $ 55,708,605
     during fiscal year

(3)  Purchase price of shares previously
     applied pursuant to Section 24e-2(a)             $0

(4)  Item (2) less item (3)                           $ 55,708,605


(5)  Item (1) less item (4)                           $(26,370,740)


(6)  Amount of filing fee                             $0


                       By  /s/ Sheldon Curtis
                               Sheldon Curtis
                               Vice President and General Counsel

Dated:  October 19, 1995

yh\24f-2\notice.cvt